WARRANT LIABILITY (Details)	3 Months Ended
Feb. 28, 2026 USD ($)
Derivative [Line Items]
Ending balance	$ 4,174,276
Derivative warrants
Derivative [Line Items]
Issuance	4,174,276
Ending balance	$ 4,174,276